                               PORTFOLIO DIRECTOR
                               SEPARATE ACCOUNT A

                       SUPPLEMENT DATED FEBRUARY 22, 1999
    TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

1. Effective February 22, 1999, VALIC re-assumed direct management of the AGSPC Growth & Income Fund. Value Line, Inc. has been terminated as Sub-adviser of that Fund.

2. The section of the Fee Table on page 5 that reflects Separate Account Expenses is amended to include the following information for the AGSPC Social Awareness Fund:

                                   FEE TABLE

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                    MORTALITY       ADMINISTRATION       SEPARATE ACCOUNT
                                   AND EXPENSE            AND                EXPENSE         TOTAL SEPARATE
              FUND                 RISK FEE(3)    DISTRIBUTION FEE(3)     REIMBURSEMENT       ACCOUNT FEE
              ----                 -----------    -------------------    ----------------    --------------
AGSPC Social Awareness...........     0.25%              0.75%                   --              1.00%

---------------

(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.

3. The section of the Fee Table on page 5 that reflects Fund Annual Expenses is amended to include the following information for the Dreyfus Small Cap Fund:

                                   FEE TABLE

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):

                                           MANAGEMENT      12B-1          OTHER         TOTAL FUND
                  FUND                      FEES(5)         FEES       EXPENSES(6)       EXPENSES
                  ----                     ----------      ------      -----------      ----------
Dreyfus Small Cap........................    0.75%            --          0.03%           0.78%

VA9084-D

                            PORTFOLIO DIRECTOR PLUS
                               SEPARATE ACCOUNT A

                     SUPPLEMENT DATED FEBRUARY 22, 1999 TO
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 4, 1999

     Effective February 22, 1999, VALIC re-assumed direct management of the AGSPC Growth & Income Fund. Value Line, Inc. has been terminated as Sub-adviser of that Fund.

VA 10855-A